STOCKHOLDERS’ (DEFICIT) EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
Stock-based compensation expense for the years ended December 31, 2023, 2022 and 2021 is included in the Company’s Consolidated Statements of Operations as follow:

	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$5,050	$25,779	$4,084
Research and development	1,337	22,093	1,140
Sales and marketing	4,929	9,401	836
General and administrative(1)	47,576	125,621	32,877
Total stock-based compensation expense(1)	$58,892	$182,894	$38,937
__________________
(1)Includes $1.0 million of stock-based compensation that was provided in severance as part of restructuring charges incurred during the year ended December 31, 2022.
Schedule of Stock Option Activity
A summary of stock option activity for the year ended December 31, 2023, is as follows (amounts in thousands, except per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding - January 1, 2023	23,915	8.64
Granted	—	—
Exercised	(3)	1.44
Forfeited	(674)	11.47
Expired	(663)	6.60
Options outstanding - December 31, 2023	22,575	$8.88	6.9	$—
Options vested and expected to vest as of December 31, 2023	22,575	$8.88	7.9	$—
Options vested and exercisable as of December 31, 2023	10,508	$7.42	5.8	$—

Schedule of Restricted Stock Units Activity
A summary of RSU activity for the year ended December 31, 2023, is as follows (amounts in thousands, except per share amounts):

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested - January 1, 2023	45,216	$2.79
Granted	—	—
Vested	(217)	10.11
Forfeited	(6,641)	3.18
Unvested - December 31, 2023	38,358	$2.69